Cover	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Entity Registrant Name	TPT GLOBAL TECH, INC.
Entity Central Index Key	0001661039
Document Type	S-1/A
Amendment Flag	true
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Incorporation State Country Code	FL
Entity Tax Identification Number	81-3903357
Entity Address Address Line 1	501 West Broadway
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	San Diego
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92101
City Area Code	619
Amendment Description	This Amendment No. 2 (“Amendment No. 2”) to Form S-1 is filed for the purpose of (i) include the information contained in TPT’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 that was filed with the SEC on April 14, 2022, and (ii) update certain other information in the Registration Statement to reflect current business operations.
Local Phone Number	301-4200